INVESTMENT IN ASSOCIATES AND JOINT VENTURES	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Our partnership’s investment in associates and joint ventures are reviewed and reported on a segmented basis, refer to Note 3, Segment Information, for further details. The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2024	For the 12-month period ended December 31, 2023
Balance at the beginning of the period	$5,402	$5,325
Share of earnings for the period	136	459
Foreign currency translation and other	(238)	172
Share of other comprehensive income (loss)	123	(92)
Distributions(2),(6)	(138)	(782)
Disposition of interest(3),(4),(5),(7)	—	(778)
Acquisitions(1),(8),(9)	350	1,098
Ending Balance(10)	$5,635	$5,402
1.On February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a European telecom tower operation in Germany and Austria, for total consideration of approximately $702 million.
2.On April 1, 2023, our North American gas storage operation sold a portion of its U.S. gas storage portfolio for net proceeds of approximately $70 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $12 million in the Consolidated Statements of Operating Results. Revaluation gains of approximately $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
3.On April 26, 2023, a subsidiary of Brookfield Infrastructure completed the sale of its 50% interest in a freehold landlord port in Victoria, Australia, which generated net proceeds of approximately $70 million to the partnership. Prior to completion of the sale, the subsidiary’s interest in the port was classified as held for sale.
4.On May 2, 2023, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Eletricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Sertaneja to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Sertaneja effective May 2, 2023. Refer to Note 6. Acquisition of Businesses, for further details.
5.On June 15, 2023, a subsidiary of Brookfield Infrastructure sold a portion of its interest in its U.S. gas pipeline for net proceeds of approximately $420 million, decreasing its ownership from approximately 38% to 25%. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $80 million in the Consolidated Statements of Operating Results.
6.On June 15, 2023, Brookfield Infrastructure sold an effective 12% (Brookfield consortium - 50%) interest in its New Zealand data distribution business for net proceeds of approximately $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $220 million in the Consolidated Statements of Operating Results. Revaluation gains of $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
7.On August 31, 2023, Brookfield Infrastructure sold its interest in AusNet Services Ltd., an Australian regulated utility operation, for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure realized a gain on sale of approximately $30 million in the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
8.On October 3, 2023, Brookfield Infrastructure acquired an approximate 15% interest in a North American hyperscale data center platform, for total consideration of approximately $400 million.
9.On April 18, 2024, Brookfield Infrastructure completed the acquisition of an additional 10% interest in our Brazilian rail and port logistics business, for total consideration of approximately $350 million, increasing our ownership to approximately 21%.
10.The closing balance includes a shareholder loan of $250 million receivable from our U.S. gas pipeline (2023: $250 million).

The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Utilities	$382	$402
Transport	2,239	1,965
Midstream	708	711
Data	2,264	2,307
Corporate	42	17
Ending Balance	$5,635	$5,402
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Financial position:
Total assets	$100,237	$96,472
Total liabilities	(60,013)	(55,764)
Net assets	$40,224	$40,708

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Financial performance:
Total revenue	$4,481	$6,722	$8,955	$12,710
Total net income for the period	1,058	1,054	1,558	$2,084
Brookfield Infrastructure’s share of net income	$95	$273	$136	$376